Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Common Stock		Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2024		$ 4,352,290		$ 35,315,616	$ (24,711,665)	$ (1,025,795)	$ 13,930,446
Balance (in Shares) at Mar. 31, 2024	[1]	2,218,206
Net loss					(802,568)		(802,568)
Shares issued for convertible notes		$ 3,376,530		(1,926,394)			1,450,136
Shares issued for convertible notes (in Shares)	[1]	1,688,265
Foreign currency translation gain						456,943	456,943
Balance at Sep. 30, 2024		$ 7,728,820		33,389,222	(25,514,233)	(568,853)	15,034,956
Balance (in Shares) at Sep. 30, 2024	[1]	3,906,471
Balance at Mar. 31, 2025		$ 44,530,601			(28,015,317)	(1,075,522)	$ 15,439,762
Balance (in Shares) at Mar. 31, 2025		13,763,268	[1]				2,218,206
Net loss					(6,368,803)		$ (6,368,803)
Shares issued under shares purchase agreements		$ 5,179,381					5,179,381
Shares issued under shares purchase agreements (in Shares)	[1]	10,200,000
Shares issued as employee incentives		$ 5,674,664					5,674,664
Shares issued as employee incentives (in Shares)	[1]	2,064,490
Issuance of Ordinary Shares upon cashless exercise of Warrants (in Shares)	[1]	90,000,000
Foreign currency translation gain						308,531	308,531
Balance at Sep. 30, 2025		$ 55,384,646			$ (34,384,120)	$ (766,991)	$ 20,233,535
Balance (in Shares) at Sep. 30, 2025		116,027,758	[1]				3,906,471

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.